Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance income.
Fair value gain on embedded options and interest rate caps	$ 6,825
Interest income - bank deposits	3,981	$ 6,498
Net foreign exchange gain arising from derivative instruments - unrealized		330
Total Finance income	$ 10,806	$ 6,828	[1]

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.